Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Financial Services Portfolio	Apr. 29, 2023
Select Financial Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(8.17%)
Past 5 years	6.88%
Past 10 years	11.03%
Select Financial Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.41%)
Past 5 years	4.93%
Past 10 years	9.75%
Select Financial Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.20%)
Past 5 years	5.10%
Past 10 years	8.90%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXZ92
Average Annual Return:
Past 1 year	(11.18%)
Past 5 years	6.17%
Past 10 years	11.70%